Expense Example {- Franklin Income VIP Fund} - FTVIP Class 4-57 - Franklin Income VIP Fund - Class 4	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 83
3 years	261
5 years	454
10 years	$ 1,013